Leases	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
LEASES
10.	LEASES

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Right-of-use assets	6,463,320	31,403,688	4,509,044

Operating lease liabilities – current	3,698,233	18,079,265	2,595,880
Operating lease liabilities – non-current	2,539,151	13,276,535	1,906,288
Total operating lease liabilities	6,237,384	31,355,800	4,502,168

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57
Weighted average discount rate	4.20%

For the years ended December 31, 2020, 2021 and 2022, the Group incurred total operating lease expenses of RMB3,205,424, RMB3,498,048 and RMB10,933,292(US$1,569,838) respectively.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2022:

Year	Amounts
2023	19,078,380
2024	12,474,763
2025	202,248
2026	210,210
2027	210,210
Thereafter	781,282
Total lease payments	32,957,093
Less: imputed interest	(1,601,293)
Total operating lease liabilities, net of interest	31,355,800